Schedule of Investments (unaudited) December 31, 2019	iShares® North American Tech-Multimedia Networking ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 99.9%
Acacia Communications Inc.(a)	48,871	$3,313,942
Arista Networks Inc.(a)(b)	32,115	6,532,191
Ciena Corp.(a)	76,873	3,281,708
Cisco Systems Inc.	135,506	6,498,868
CommScope Holding Co. Inc.(a)(b)	234,189	3,323,142
Comtech Telecommunications Corp.	44,020	1,562,270
EchoStar Corp., Class A(a)	82,857	3,588,537
Extreme Networks Inc.(a)	219,409	1,617,044
F5 Networks Inc.(a)	43,138	6,024,222
Harmonic Inc.(a)	163,055	1,271,829
Infinera Corp.(a)	280,636	2,228,250
Inseego Corp.(a)(b)	95,332	698,784
InterDigital Inc.	56,190	3,061,793
Juniper Networks Inc.	254,151	6,259,739
Lumentum Holdings Inc.(a)(b)	43,667	3,462,793
Motorola Solutions Inc.	38,208	6,156,837
NETGEAR Inc.(a)(b)	54,412	1,333,638
NetScout Systems Inc.(a)	118,862	2,861,008
Plantronics Inc.	59,074	1,615,083
Ubiquiti Inc.(b)	17,368	3,282,205
ViaSat Inc.(a)	45,466	3,327,884
Viavi Solutions Inc.(a)	216,975	3,254,625

		74,556,392

Total Common Stocks — 99.9% (Cost: $84,026,583)		74,556,392

Security	Shares	Value

Short-Term Investments

Money Market Funds — 13.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	9,990,219	$9,994,215
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	65,074	65,074

		10,059,289

Total Short-Term Investments — 13.5% (Cost: $10,058,865)		10,059,289

Total Investments in Securities — 113.4% (Cost: $94,085,448)		84,615,681

Other Assets, Less Liabilities — (13.4)%		(9,988,234)

Net Assets — 100.0%		$74,627,447

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,435,473	2,554,746	9,990,219	$9,994,215	$39,282	(a)	$(312)	$4
BlackRock Cash Funds: Treasury, SL Agency Shares	114,343	(49,269)	65,074	65,074	3,091		—	—

				$10,059,289	$42,373		$(312)	$4

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$74,556,392	$—	$—	$74,556,392
Money Market Funds	10,059,289	—	—	10,059,289

	$84,615,681	$—	$—	$84,615,681

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